FUTURE POLICY BENEFITS - Schedule of Revenue and Interest Recognized in the Statements of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Annuities
Liability for Future Policy Benefit, Activity [Line Items]
Gross Premiums or Assessments	$ 1,864	$ 5,058	$ 1,501
Interest Expense	486	315	153
Life Insurance
Liability for Future Policy Benefit, Activity [Line Items]
Gross Premiums or Assessments	401	436	453
Interest Expense	$ 82	$ 78	$ 94